Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2017
Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan U.S. Treasury Plus Money Market Fund Class/Ticker: Morgan/MJTXX; C/OTCXX
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/18
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests its assets exclusively in:
  obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities.
The debt securities described above carry different interest rates, maturities and issue dates.

The Fund is a money market fund managed in the following manner:
  The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
  The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
  The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
  The Fund invests only in U.S. dollar-denominated securities.
  The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.

The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or other Government-Sponsored Enterprises (“GSEs”). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class C Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

The performance figures in the bar chart do not reflect any deduction for the contingent deferred sales charges, which are assessed on Class C Shares. If the sales charge were reflected, the performance figures would have been lower.

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class C Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS - CLASS C SHARES
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures in the bar chart do not reflect any deduction for the contingent deferred sales charges, which are assessed on Class C Shares. If the sales charge were reflected, the performance figures would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	1Q 2007	1.07%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009	0.00%
	1Q, 2Q, 3Q and 4Q 2010
	1Q, 2Q, 3Q and 4Q 2011
	1Q, 2Q, 3Q and 4Q 2012
	1Q, 2Q, 3Q and 4Q 2013
	1Q, 2Q, 3Q and 4Q 2014
	1Q, 2Q, 3Q and 4Q 2015
	1Q, 2Q, 3Q and 4Q 2016

The Fund’s year-to-date total return as of 3/31/17 was 0.00%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Morgan
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Service Fees	rr_Component1OtherExpensesOverAssets	0.35%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.59%	[1]
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	193
5 Years	rr_ExpenseExampleYear05	338
10 Years	rr_ExpenseExampleYear10	760
1 Year	rr_ExpenseExampleNoRedemptionYear01	60
3 Years	rr_ExpenseExampleNoRedemptionYear03	193
5 Years	rr_ExpenseExampleNoRedemptionYear05	338
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 760
Past 1 Year	rr_AverageAnnualReturnYear01	none
Past 5 Years	rr_AverageAnnualReturnYear05	none
Past 10 Years	rr_AverageAnnualReturnYear10	0.55%
Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.97%	[1]
1 Year	rr_ExpenseExampleYear01	$ 199
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	620
10 Years	rr_ExpenseExampleYear10	1,392
1 Year	rr_ExpenseExampleNoRedemptionYear01	99
3 Years	rr_ExpenseExampleNoRedemptionYear03	350
5 Years	rr_ExpenseExampleNoRedemptionYear05	620
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,392
2007	rr_AnnualReturn2007	4.01%
2008	rr_AnnualReturn2008	0.91%
2009	rr_AnnualReturn2009	none
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	none
2012	rr_AnnualReturn2012	none
2013	rr_AnnualReturn2013	none
2014	rr_AnnualReturn2014	none
2015	rr_AnnualReturn2015	none
2016	rr_AnnualReturn2016	none
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Past 1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Past 5 Years	rr_AverageAnnualReturnYear05	none
Past 10 Years	rr_AverageAnnualReturnYear10	0.49%
Q1 2009 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q2 2009 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q3 2009 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q4 2009 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q1 2010 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q2 2010 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q3 2010 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q4 2010 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q1 2011 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q2 2011 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q3 2011 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q4 2011 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q1 2012 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q2 2012 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q3 2012 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q4 2012 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q1 2013 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q2 2013 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q3 2013 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q4 2013 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q1 2014 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q2 2014 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q3 2014 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q4 2014 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q1 2015 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q2 2015 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q3 2015 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q4 2015 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q1 2016 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q2 2016 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q3 2016 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Q4 2016 | Morgan, C Shares | JPMorgan U.S. Treasury Plus Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Morgan and Class C Shares (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.59% and 0.97%, respectively of their average daily net assets. This waiver is in effect through 6/30/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.